First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 114.8%
	Aerospace & Defense – 4.0%
29,017	Airbus SE (b) (c)	$3,846,955
630,522	Babcock International Group PLC (b) (c)	3,143,522
396,042	BAE Systems PLC (b)	2,999,644
		9,990,121
	Automobiles – 2.0%
30,237	Daimler AG (b)	2,667,862
125,818	Stellantis N.V. (b)	2,394,459
		5,062,321
	Banks – 10.3%
111,666	BAWAG Group AG (b) (d) (e)	7,066,963
70,692	BNP Paribas S.A. (b)	4,522,924
823,156	HSBC Holdings PLC (b)	4,304,017
482,760	ING Groep N.V. (b)	7,018,612
4,350,922	Lloyds Banking Group PLC (b)	2,708,110
		25,620,626
	Beverages – 3.0%
144,061	Coca-Cola HBC AG (b)	4,642,248
58,180	Diageo PLC (b)	2,816,785
		7,459,033
	Building Products – 1.3%
47,410	Cie de Saint-Gobain (b)	3,190,553
	Capital Markets – 4.8%
295,188	3i Group PLC (b)	5,070,367
176,214	St. James’s Place PLC (b)	3,554,643
197,086	UBS Group AG (b)	3,145,811
		11,770,821
	Commercial Services & Supplies – 0.6%
1,763,586	Prosegur Cash S.A. (b) (d) (e)	1,414,823
	Construction Materials – 1.0%
50,473	Holcim Ltd. (b)	2,432,042
	Diversified Financial Services – 2.5%
392,133	BFF Bank S.p.A. (b) (d) (e)	3,800,873
843,470	M&G PLC (b)	2,304,536
		6,105,409
	Diversified Telecommunication Services – 2.2%
318,706	Telenor ASA (b)	5,364,459
	Electric Utilities – 4.2%
271,611	Enel S.p.A. (b)	2,084,673
350,590	Iberdrola S.A. (b)	3,527,088
229,750	SSE PLC (b)	4,837,417
		10,449,178
	Electrical Equipment – 3.9%
161,450	ABB Ltd. (b)	5,400,797
26,220	Schneider Electric SE (b)	4,367,047
		9,767,844

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Food Products – 4.8%
40,000	Danone S.A. (b)	$2,727,118
76,631	Nestle S.A. (b)	9,233,274
		11,960,392
	Hotels, Restaurants & Leisure – 3.0%
54,854	Sodexo S.A. (b) (c)	4,794,005
58,340	Whitbread PLC (b) (c)	2,593,975
		7,387,980
	Household Durables – 1.6%
240,207	Vistry Group PLC (b)	3,942,042
	Insurance – 8.7%
11,042	Allianz SE (b)	2,473,913
61,792	ASR Nederland N.V. (b)	2,826,698
221,761	AXA S.A. (b)	6,145,718
907,476	Direct Line Insurance Group PLC	3,541,035
77,181	NN Group N.V. (b)	4,042,915
53,338	Sampo Oyj, Class A (b)	2,637,075
		21,667,354
	Internet & Direct Marketing Retail – 1.5%
45,141	Prosus N.V. (b)	3,613,134
	Machinery – 3.3%
258,971	OC Oerlikon Corp. AG (b)	2,821,887
242,900	Volvo AB, Class B (b)	5,423,104
		8,244,991
	Media – 2.9%
506,365	Informa PLC (b) (c)	3,723,789
600,287	Mediaset Espana Comunicacion S.A. (c)	3,412,741
		7,136,530
	Metals & Mining – 3.1%
112,098	Anglo American PLC (b)	3,928,884
152,394	BHP Group PLC (b)	3,839,466
		7,768,350
	Multi-Utilities – 2.0%
409,195	National Grid PLC (b)	4,875,852
	Oil, Gas & Consumable Fuels – 7.9%
365,405	Repsol S.A. (b)	4,769,833
342,206	Royal Dutch Shell PLC, Class A (b)	7,646,826
150,974	TotalEnergies SE (b)	7,216,248
		19,632,907
	Paper & Forest Products – 1.5%
102,950	UPM-Kymmene Oyj (b)	3,643,835
	Personal Products – 2.0%
91,693	Unilever PLC (b)	4,952,903
	Pharmaceuticals – 13.9%
55,060	AstraZeneca PLC (b)	6,635,706
27,528	Bayer AG (b)	1,494,096
164,247	GlaxoSmithKline PLC (b)	3,099,862

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals (Continued)
86,845	Novartis AG (b)	$7,121,222
42,166	Novo Nordisk A.S., Class B (b)	4,064,363
16,951	Roche Holding AG (b)	6,186,606
61,839	Sanofi (b)	5,952,872
		34,554,727
	Professional Services – 5.0%
68,109	Adecco Group AG (b)	3,412,651
98,445	Bureau Veritas S.A. (b)	3,038,137
207,816	RELX PLC (b)	5,982,244
		12,433,032
	Semiconductors & Semiconductor Equipment – 2.5%
512,240	Alphawave IP Group PLC (c)	1,601,246
112,552	Infineon Technologies AG (b)	4,603,175
		6,204,421
	Software – 1.8%
32,177	SAP SE (b)	4,351,270
	Textiles, Apparel & Luxury Goods – 3.1%
168,150	Burberry Group PLC (b)	4,092,207
34,988	Cie Financiere Richemont S.A., Class A (b)	3,627,630
		7,719,837
	Tobacco – 2.6%
304,771	Imperial Brands PLC (b)	6,374,787
	Wireless Telecommunication Services – 3.8%
218,379	Tele2 AB, Class B (b)	3,233,478
4,035,972	Vodafone Group PLC (b)	6,141,505
		9,374,983
	Total Common Stocks	284,466,557
	(Cost $293,150,998)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.4%
	Equity Real Estate Investment Trusts – 4.4%
1,107,517	British Land (The) Co., PLC (b)	7,349,065
168,321	Eurocommercial Properties N.V.	3,596,112
	Total Real Estate Investment Trusts	10,945,177
	(Cost $18,253,693)
	Total Investments – 119.2%	295,411,734
	(Cost $311,404,691) (f)

Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.6)%
(430)	EURO STOXX 50 Index	CB	$(20,163,100)	€4,000.00	10/15/21	(512,037)
(420)	EURO STOXX 50 Index	SG	(19,694,191)	4,175.00	10/15/21	(60,327)
(430)	EURO STOXX 50 Index	CB	(20,163,100)	4,075.00	11/19/21	(490,121)
(420)	EURO STOXX 50 Index	CB	(19,694,191)	4,225.00	11/19/21	(138,168)

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Number of Contracts	Description	Counterparty	Notional Amount	Exercise Price (Euro)	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(420)	EURO STOXX 50 Index	CB	$(19,694,191)	€4,225.00	12/17/21	$(244,226)
	Total Call Options Written					(1,444,879)
	(Premiums received $2,178,538) (f)

Outstanding Loans – (30.9)%	(76,681,504)
Net Other Assets and Liabilities – 12.3%	30,562,473
Net Assets – 100.0%	$247,847,824

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2021	Sale Value as of 9/30/2021	Unrealized Appreciation/ (Depreciation)
01/28/22	BNS	USD	18,000,000	GBP	13,293,894	$ 18,000,000	$ 17,915,310	$ 84,690

(a)	All or a portion of these securities are available to serve as collateral for the outstanding loans and call options written.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $283,260,600 or 114.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $26,510,966 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $41,685,574. The net unrealized depreciation was $15,174,608. The amounts presented are inclusive of derivative contracts.
Counterparty Abbreviations
BNS	Bank of Nova Scotia
CB	Clearstream Banking S.A.
SG	Societe Generale

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Dynamic Europe Equity Income Fund (FDEU)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:
ASSETS TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Insurance	$ 21,667,354	$ 3,541,035	$ 18,126,319	$ —
Media	7,136,530	3,412,741	3,723,789	—
Semiconductors & Semiconductor Equipment	6,204,421	1,601,246	4,603,175	—
Other industry categories*	249,458,252	—	249,458,252	—
Real Estate Investment Trusts*	10,945,177	3,596,112	7,349,065	—
Total Investments	295,411,734	12,151,134	283,260,600	—
Forward Foreign Currency Contracts	84,690	—	84,690	—
Total	$ 295,496,424	$ 12,151,134	$ 283,345,290	$—

LIABILITIES TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,444,879)	$ —	$ (1,444,879)	$ —

*	See Portfolio of Investments for industry breakout.
Currency Exposure Diversification	% of Total Investments†
Euro	41.4%
British Pound Sterling	38.9
Swiss Franc	13.9
Swedish Krona	2.8
Norwegian Krone	1.7
Danish Krone	1.3
Total	100.0%

†	The weightings include the impact of currency forwards.
Country Allocation††	% of Total Investments
United Kingdom	37.9%
Switzerland	16.3
France	14.2
Netherlands	9.3
Germany	5.3
Spain	4.4
Sweden	2.9
Austria	2.4
Finland	2.1
Italy	2.0
Norway	1.8
Denmark	1.4
Total	100.0%
†† Portfolio securities are categorized based upon their country of incorporation.